Derivative Financial Instruments - Fair Value of Open Foreign Currency Exchange Contracts (Detail) (Foreign Exchange Contracts [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Derivatives, Fair Value [Line Items]
Net fair value	$ (1,358)	$ 7,538
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Net fair value	(3,173)	7,521
Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Net fair value	1,815	17
Prepaid Expenses and Other Current Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	5,936	21,595
Prepaid Expenses and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Derivative Asset	7,551	2,688
Other Noncurrent Assets [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset	2,485	3,134
Other Noncurrent Assets [Member] | Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Derivative Asset	26
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(9,686)	(11,641)
Accrued Expenses and Other Current Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(5,736)	(2,671)
Other Noncurrent Liabilities [Member] | Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	(1,908)	(5,567)
Other Noncurrent Liabilities [Member] | Derivatives Not Designated as Hedging Instruments [member]
Derivatives, Fair Value [Line Items]
Derivative Liability	$ (26)